ACCOUNTS PAYABLE, TRADE	12 Months Ended
Dec. 31, 2013
Accounts Payable [Abstract]
ACCOUNTS PAYABLE, TRADE
13. ACCOUNTS PAYABLE, TRADE

Accounts payable, trade, as of December 31, 2013 and 2012 were as follows:

	As of December 31,	As of December 31,
	2013	2012

Suppliers	$4,944	$3,099
Shipyards	22	616
Insurers	1,516	383
Agents	575	766
Other creditors	14,394	8,754
	$21,451	$13,618

During the years ended December 31, 2013 and 2012, excluding the shares issued to Hanover  Holdings I LLC discussed in Note 15, the Company issued approximately 466,050 and 22,970 shares, respectively, to various vendors and related parties to settle outstanding invoices of approximately $9,700 and $11,600, respectively.